UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2015 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount **/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-92.5%
Aerospace & Defense- 0.4%

Transdigm Group, Inc.	BTL-C	Ba3	B	3.75	02/28/2020	866,737	857,310

Air Freight & Logistics- 0.3%

Air Medical Group Holdings LLC	BTL-B	B2	B	4.50	04/28/2022	997,500	983,160

Auto Components- 0.5%

Affinia Group	BTL-B2	B2	B	4.75-5.75	04/27/2020	938,745	940,504
MPG Holdco I, Inc.	BTL-B	Ba3	NR	3.75	10/20/2021	706,739	703,961

							1,644,465

Automobiles- 0.3%

Chrysler Group LLC	BTL-B	Ba1	BB+	3.50	05/24/2017	1,081,053	1,076,886

Biotechnology- 0.5%

Medpace, Inc.	BTL	B2	B+	4.75	04/01/2021	1,610,566	1,601,171

Building Products- 0.9%

Beacon Roofing Supply, Inc.	BTL-B	B2	BB+	4.00	10/01/2022	1,115,000	1,112,212
Nortek, Inc.	BTL	Ba3	BB-	3.50	10/30/2020	1,007,721	997,643
Summit Materials LLC	BTL	B1	BB	4.25	07/17/2022	947,625	943,676

							3,053,531

Capital Markets- 1.5%

AlixPartners LLC	BTL	B2	B+	4.50	07/28/2022	4,000,000	3,988,752
Walter Investment Management Co.	Tranche B	B2	B+	4.75	12/19/2020	962,734	891,331

							4,880,083

Chemicals- 3.0%

Al Chem & Cy SCA	BTL-B	B1	B+	4.50	10/03/2019	492,161	491,546
Al Chem & Cy SCA	BTL-B1	B1	B+	4.50	10/03/2019	255,359	255,040
Chemours Co.	BTL-B	Ba1	BBB-	3.75	05/12/2022	463,838	402,765
Gates Global, Inc.	BTL	B2	B+	4.25	07/05/2021	2,905,650	2,751,287
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	1,235,539	1,196,619
Ineos U.S. Finance LLC	BTL	Ba3	BB-	4.25	03/31/2022	771,123	747,989
MacDermid, Inc.	BTL-B2	B1	BB	4.75	06/07/2020	1,429,200	1,395,257
Minerals Technologies, Inc.	BTL-B	Ba2	BB	3.75	05/09/2021	1,354,192	1,344,036
Univar, Inc.	BTL	B2	BB-	4.25	07/01/2022	1,041,342	1,023,769

							9,608,308

Commercial Services & Supplies- 5.5%

ADS Waste Holdings, Inc.	BTL	B2	B+	3.75	10/09/2019	952,669	940,046
ARG IH Corp.	BTL-B	B3	B	4.75-6.00	11/15/2020	1,004,265	1,004,881
ATI Schools(5)(6)(8)(9)	BTL-B	NR	NR	8.25	12/30/2014	1,184,859	0
ATI Schools(5)(6)(8)(9)	BTL	NR	NR	13.25	06/30/2012	266,663	0
ATI Schools(5)(6)(8)(9)	BTL	NR	NR	13.25	06/30/2012	16,473	0
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	2,845,705	2,831,476
Brand Energy and Infrastructure Services, Inc.	BTL-B	B1	B	4.75	11/26/2020	3,382,572	3,093,362
Brickman Group Holdings, Inc.	BTL	B2	B	4.00	12/18/2020	1,440,597	1,418,388
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/17/2021	1,340,000	1,296,450
Fly Funding II SARL	BTL	Ba3	BBB-	3.50	08/06/2019	1,353,066	1,345,033
Peak 10, Inc.	2nd Lien	Caa2	CCC+	8.25	06/17/2022	845,000	802,750
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	1,715,000	1,603,525
ServiceMaster Co.	BTL-B	B1	BB-	4.25	07/01/2021	1,382,228	1,381,981
Waste Industries USA, Inc.	BTL-B	B1	BB-	4.25	02/27/2020	1,034,800	1,038,232
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	997,005	990,150

							17,746,274

Communications Equipment- 0.2%

CommScope, Inc.	BTL-B	Ba2	BB	3.75	12/29/2022	705,000	703,018

Construction & Engineering- 0.4%

Pike Corp.	1st Lien	B2	B+	5.50	12/22/2021	1,242,184	1,235,973

Construction Materials- 0.9%

Headwaters, Inc.	BTL-B	B1	BB-	4.50	03/24/2022	1,870,313	1,873,819
Quikrete Companies, Inc.	2nd Lien	B1	B+	4.00	09/28/2020	500,240	497,988
Quikrete Companies, Inc.	1st Lien	B3	B-	7.00	03/26/2021	565,895	565,895

							2,937,702

Consumer Finance- 0.8%

TransFirst Holdings, Inc.	1st Lien	B2	B	4.75	11/12/2021	873,406	872,095
TransFirst Holdings, Inc.	2nd Lien	Caa2	CCC+	9.00	11/12/2022	700,000	688,333
Vantiv LLC	BTL-B	Ba3	BB+	3.75	06/13/2021	1,030,132	1,030,861

							2,591,289

Containers & Packaging- 2.6%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2019	650,100	646,199
Berry Plastics Holding Corp.	BTL-F	Ba3	BB-	4.00	10/01/2022	3,190,000	3,180,886
BWAY Holding Corp.	BTL-B	B2	B-	5.50	08/14/2020	2,187,313	2,177,743

Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.75	07/31/2022		1,605,000	1,568,888
Owens-Illinois, Inc.	BTL-B	Baa3	BBB-	3.50	08/06/2022		837,900	839,813

								8,413,529

Distributors- 0.3%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	04/16/2020		1,004,550	997,435

Diversified Financial Services- 1.1%

Media General, Inc.	BTL-B	NR	BB+	4.00	07/31/2020		880,735	873,579
Opal Acquisition, Inc.	BTL-B	B1	B	5.00	11/27/2020		862,339	843,798
Santander Asset Management	BTL	Ba2	BB	4.25	12/17/2020		990,837	991,766
TransUnion LLC	BTL	B1	B+	3.50	04/09/2021		1,002,658	992,632

								3,701,775

Diversified Telecommunication Services- 2.3%

Altice Financing SA	BTL	B1	BB-	5.25	02/04/2022		678,300	678,583
Altice Financing SA	BTL	NR	BB-	5.25	02/04/2022	EUR	334,163	371,643
Altice Financing SA	BTL	B1	BB-	5.50	07/02/2019		2,913,113	2,922,216
Level 3 Financing, Inc.	BTL-B	Ba1	BB	3.50	05/31/2022		1,300,000	1,289,980
Level 3 Financing, Inc.	BTL-B2	Ba1	BB	4.00	08/01/2019		1,425,000	1,421,794
XO Communications, Inc.	BTL	B2	BB-	4.25	03/19/2021		864,753	858,731

								7,542,947

Electronic Equipment, Instruments & Components- 0.3%

Ortho Clinical Diagnostics SA	BTL	B1	B	4.75	06/30/2021		975,069	960,443

Energy Equipment & Services- 1.6%

Drillships Financing Holding, Inc.	BTL-B	B2	B	5.50	07/25/2021		993,970	652,914
Pacific Drilling SA	BTL-B	B3	B+	4.50	06/04/2018		816,213	484,286
Paragon Offshore, Ltd.	BTL-B	B3	CCC	3.75	07/18/2021		990,000	369,600
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/30/2019		1,018,263	913,891
Seadrill Partners Finco LLC	BTL-B	Ba3	BB-	4.00	02/21/2021		3,220,852	1,956,667
Shelf Drilling Midco, Ltd.	BTL	B1	B-	10.00	10/08/2018		1,240,000	682,000

								5,059,358

Food & Staples Retailing- 3.7%

Albertson’s Holdings LLC	BTL-B4	Ba3	BB-	5.50	08/25/2021		4,596,094	4,596,618
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019		1,075,084	1,068,243
Rite Aid Corp.	BTL	B2	B+	4.88	06/21/2021		2,230,000	2,230,000
Rite Aid Corp.	2nd Lien	B2	B+	5.75	08/21/2020		1,055,000	1,065,550
Roundy’s Supermarkets	BTL-B	B2	B	5.75	03/03/2021		1,008,091	878,300
U.S. Foodservice	BTL	B2	B-	4.50	03/31/2019		2,175,918	2,172,291

								12,011,002

Food Products- 2.8%

Hearthside Food Solutions LLC	BTL	B1	B	4.50	06/02/2021		1,723,188	1,723,188
Hostess Brands, Inc.	BTL	B1	B+	4.50	08/03/2022		1,915,000	1,915,575
Hostess Brands, Inc.	2nd Lien	Caa1	CCC+	8.50	08/03/2023		1,290,000	1,289,194
Jacobs Douwe Egberts	BTL-B	NR	BB	4.25	07/02/2022		1,285,000	1,284,197
JBS USA	BTL-B	Ba1	BB+	4.00	08/06/2022		2,125,000	2,121,424
Pinnacle Operating Corp.	BTL-B2	B1	B	4.75	11/15/2018		843,399	839,710

								9,173,288

Gas Utilities- 0.2%

NGPL PipeCo LLC	BTL-B	Caa2	CCC-	6.75	09/15/2017		593,496	534,146

Health Care Equipment & Supplies- 1.1%

Alere, Inc.	BTL-B	Ba3	B+	4.25	06/18/2022		548,625	548,244
Immucor, Inc.	BTL-B2	B1	B+	5.00	08/17/2018		1,812,833	1,798,480
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.25	05/15/2022		1,180,000	1,174,100

								3,520,824

Health Care Providers & Services- 5.9%

American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/20/2019		1,132,649	1,124,627
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	03/20/2020		1,879,617	1,871,394
Aspen Dental Management, Inc.	BTL-B	B1	B	5.50	04/30/2022		1,296,750	1,302,693
CHS/Community Health Systems, Inc.	BTL-F	Ba2	BB	3.58	12/31/2018		1,990,000	1,986,802
CHS/Community Health Systems, Inc.	BTL-G	Ba2	BB	3.75	12/31/2019		991,977	990,462
CHS/Community Health Systems, Inc.	BTL-H	Ba2	BB	4.00	01/27/2021		1,825,212	1,825,719
Healogics, Inc.	1st Lien	B2	B	5.25	07/01/2021		1,000,595	996,217
Inventiv Health, Inc.	BTL-B4	B2	B-	7.75	05/15/2018		1,100,000	1,096,791
MPH Acquisition Holdings LLC	BTL	B1	B+	3.75	03/31/2021		1,011,364	997,710
Surgery Center Holdings, Inc.	1st Lien	B1	B	5.25	11/03/2020		1,220,775	1,220,012
Surgery Center Holdings, Inc.	2nd Lien	Caa2	CCC+	8.50	11/03/2021		3,000,000	3,018,750
U.S. Renal Care, Inc.	1st Lien	Ba3	B	4.25	07/03/2019		1,115,492	1,112,704
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	8.50	01/03/2020		735,000	740,513
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019		666,000	666,000

								18,950,394

Health Care Technology- 0.8%

Emdeon, Inc.	BTL-2	Ba3	B+	3.75	11/02/2018		1,705,627	1,698,519
IMS Health, Inc.	BTL-B	Ba2	BB-	3.50	03/17/2021		986,743	980,987

								2,679,506

Hotels, Restaurants & Leisure- 6.0%

1011778 B.C. ULC	BTL-B	Ba3	B+	3.75	12/12/2021	1,529,275	1,524,906
Aristocrat Leisure, Ltd.	BTL-B	Ba2	BB	4.75	10/20/2021	1,953,846	1,953,846
Caesars Entertainment Operating Co., Inc.(7)	BTL-B6	NR	D	1.50	03/01/2017	2,023,792	1,883,211
Caesars Growth Properties Holdings LLC	BTL	B2	B+	6.25	05/08/2021	1,084,147	945,918
California Pizza Kitchen, Inc.	BTL	B2	B-	5.25-6.00	03/29/2018	1,456,014	1,428,713
CityCenter Holdings LLC	BTL-B	B2	BB-	4.25	10/16/2020	1,136,820	1,134,384
Eldorado Resorts LLC	BTL-B	Ba3	BB-	4.25	07/13/2022	977,550	979,994
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/27/2020	835,000	832,913
Hilton Worldwide Finance LLC	BTL-B2	Ba2	BBB-	3.50	10/26/2020	1,496,547	1,494,260
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB	3.75	04/14/2021	1,148,290	1,134,655
Lindblad Expeditons, Inc.	BTL	B2	BB+	5.50	06/17/2022	1,767,002	1,758,167
Lindblad Expeditons, Inc. (Cayman Borrower)	BTL	B2	BB+	5.50	06/17/2022	227,998	226,858
Scientific Games International, Inc.	BTL-B2	Ba3	BB-	6.00	10/01/2021	573,156	565,490
Station Casinos, Inc.	BTL-B	B1	B+	4.25	03/02/2020	2,080,588	2,075,014
Town Sports International Holdings, Inc.	BTL	B3	B-	4.50	11/15/2020	2,240,485	1,344,291

							19,282,620

Industrial Conglomerates- 0.9%

American Rock Salt Co. LLC	BTL-B	B2	B	4.75	05/20/2021	1,757,750	1,743,103
American Rock Salt Co. LLC	2nd Lien	B2	B	4.75	05/20/2021	1,243,703	1,224,736

							2,967,839

Industrial Power Producers & Energy Traders- 0.3%

Calpine Corp.	BTL	Ba3	BB	4.00	10/09/2019	1,004,722	1,002,071

Insurance- 4.6%

Alliant Holdings I, Inc.	BTL-B	B2	B+	4.50	08/12/2022	1,995,000	1,985,025
Asurion Corp.	1st Lien	Ba3	B	5.00	05/24/2019	1,834,628	1,744,617
Asurion Corp.	BTL-B4	Ba3	B	5.00	08/04/2022	4,572,850	4,325,633
Asurion Corp.	2nd Lien	Caa1	CCC+	8.50	03/03/2021	3,855,000	3,468,536
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,503,918	1,486,372
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B2	B-	5.00	04/16/2020	889,525	800,573
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa2	CCC	8.25	10/16/2020	1,430,000	1,201,200

							15,011,956

Internet & Catalog Retail- 1.1%

Acosta, Inc.	BTL	B1	B	4.25	09/26/2021	2,123,952	2,099,526
Lands’ End, Inc.	BTL-B	B1	B+	4.25	04/04/2021	1,446,905	1,338,387

							3,437,913

Internet Software & Services- 0.3%

Zayo Group LLC	BTL-B	Ba2	BB-	3.75	05/06/2021	1,020,258	1,013,243

IT Services- 3.3%

Ceridian Corp.	BTL-B2	Ba3	B-	4.50	09/15/2020	525,869	497,384
Evertec, Inc.	BTL-B	B1	BB-	3.25	04/17/2020	596,275	576,399
First Data Corp.	BTL-B	B1	BB-	3.70	03/24/2018	5,218,681	5,170,570
First Data Corp.	BTL	B1	BB-	3.70	09/24/2018	2,170,000	2,150,561
First Data Corp.	BTL-1	B1	BB-	3.95	07/08/2022	1,955,000	1,941,315
MoneyGram International, Inc.	BTL-B	B1	B+	4.25	03/27/2020	419,322	394,163

							10,730,392

Leisure Equipment & Products- 0.4%

SRAM LLC	BTL-B	B1	BB-	4.00-5.25	04/10/2020	1,316,611	1,277,112

Life Sciences Tools & Services- 0.8%

Pharmaceutical Product Development, Inc.	BTL-B	B1	B	4.25	08/18/2022	2,500,113	2,477,717

Machinery- 1.9%

Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,832,649	1,730,835
Harbor Freight Tools USA, Inc.	BTL-B	B1	BB-	4.75	07/26/2019	963,944	966,956
Husky International, Ltd.	1st Lien	B1	B	4.25	06/30/2021	457,371	451,654
Husky International, Ltd.	2nd Lien	Caa1	B-	7.25	06/30/2022	553,868	542,790
Paladin Brands Holding, Inc.	BTL	B2	B+	7.25-8.25	08/16/2019	1,770,617	1,717,498
Rexnord Corp.	BTL-B	B2	BB-	4.00	08/21/2020	749,427	742,602

							6,152,335

Media- 8.9%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/23/2021	2,996,735	2,955,530
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022	1,525,000	1,458,281
Charter Communications Operating LLC	BTL-I	Ba1	BBB-	3.50	01/24/2023	1,580,000	1,569,138
CSC Holdings, Inc.	BTL	NR	BB-	5.00	09/21/2022	1,540,000	1,528,174
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.75	07/31/2021	4,894,124	4,825,083
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	7.75	07/31/2022	2,495,000	2,395,200
Getty Images, Inc.	BTL-B	B2	CCC+	4.75	10/18/2019	1,849,903	1,197,041
Hicks Sports Group(7)(9)	BTL-B	NR	NR	6.75	12/22/2011	1,006,858	30,206
Hoyts Cinemas Group	2nd Lien	B3	CCC+	8.25	11/20/2020	450,000	446,625
Interactive Data Corp.	BTL	B2	B+	4.75	05/02/2021	3,075,589	3,066,362
ION Media Networks, Inc.	BTL-B	B1	B+	4.75	12/18/2020	2,125,836	2,113,436

Numericable Finance & Co. SCA	BTL-B1	Ba3	B+	4.50	05/21/2020	1,239,869	1,229,408
Numericable Finance & Co. SCA	BTL-B2	Ba3	B+	4.50	05/21/2020	1,072,656	1,063,606
Salem Communications Corp.	BTL-B	B2	B	4.50	03/16/2020	831,133	824,208
Truven Health Analytics, Inc.	BTL-B	B1	B	4.50	06/06/2019	1,102,549	1,092,902
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	2,965,988	2,937,152

							28,732,352

Metals & Mining- 1.0%

Ameriforge Group, Inc.	BTL	B3	B+	5.00	12/19/2019	926,538	630,046
Crosby Worldwide, Ltd.	1st Lien	B1	B	3.75	11/23/2020	1,037,441	897,386
Fortescue Metals Group, Ltd.	BTL	Ba1	BB+	3.75	06/30/2019	766,796	627,239
Signode Industrial Group U.S., Inc.	BTL-B	B1	B+	3.75	05/01/2021	1,236,722	1,221,650

							3,376,321

Multi Utilities- 0.9%

Energy Future Intermediate Holding Co. LLC(7)	DIP	NR	NR	4.25	06/19/2016	1,215,000	1,210,444
Texas Competitive Electric Holdings Co. LLC†(7)(10)	BTL	NR	NR	4.68	10/10/2017	4,174,956	1,607,358

							2,817,802

Multiline Retail- 0.6%

Dollar Tree, Inc.	BTL-B	Ba1	BB+	3.50	07/06/2022	1,024,241	1,024,232
Neiman Marcus Group, Inc.	BTL-B	B2	B	4.25	10/25/2020	1,087,004	1,062,793

							2,087,025

Oil, Gas & Consumable Fuels- 3.5%

American Energy Marcellus LLC	1st Lien	Caa1	CCC+	5.25	08/04/2020	1,565,000	876,400
American Energy Marcellus LLC	2nd Lien	Caa3	CCC-	8.50	08/04/2021	835,000	89,067
Arch Coal, Inc.	BTL	Caa1	B-	6.25	05/16/2018	1,718,936	956,875
Callon Petroleum Co.	2nd Lien	NR	NR	8.50	10/08/2021	1,620,000	1,551,150
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.50	05/12/2021	1,785,000	1,468,163
Energy Transfer Equity LP	BTL	Ba2	BB	4.00	12/02/2019	929,412	913,728
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	931,125	919,486
Power Buyer LLC	BTL	B2	B+	4.25	05/06/2020	1,043,830	1,030,782
Power Buyer LLC	2nd Lien	Caa2	CCC+	8.25	11/06/2020	670,000	648,225
Templar Energy LLC	2nd Lien	B3	B-	8.50	11/25/2020	1,825,000	812,125
Western Refining LP	BTL-B	B1	BB-	4.25	11/12/2020	2,136,913	2,118,215

							11,384,216

Paper & Forest Products- 0.3%

Exopack LLC	BTL	B1	B	4.50	05/08/2019	1,114,709	1,113,316

Pharmaceuticals- 3.2%

Catalent Pharma Solutions, Inc.	BTL-B2	B1	BB	4.25	05/20/2021	2,441,262	2,439,597
Endo Luxembourg Finance Co.	BTL-B	Ba1	BB	3.75	09/26/2022	2,795,000	2,784,519
PRA Holdings, Inc.	1st Lien	B1	BB-	4.50	09/23/2020	1,885,073	1,881,371
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba1	BB+	4.00	04/01/2022	3,130,693	3,093,908

							10,199,395

Professional Services- 0.7%

Nexeo Solutions LLC	BTL-B1	B3	B	5.00	09/08/2017	1,468,210	1,394,800
On Assignment, Inc	BTL	Ba2	BB	3.75	06/05/2022	983,913	983,298

							2,378,098

Real Estate Investment Trusts- 0.4%

Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,405,000	1,412,025

Real Estate Management & Development- 1.5%

DTZ US Borrower LLC	1st Lien	B1	B+	4.25	11/04/2021	1,995,000	1,973,803
DTZ US Borrower LLC	2nd Lien	B3	B-	9.25	11/04/2022	1,085,000	1,090,425
Realogy Corp.	CLTL	Ba2	BB	4.40	10/10/2016	85,875	85,347
Realogy Corp.	BTL	Ba2	BB	3.75	03/05/2020	1,556,888	1,553,774

							4,703,349

Road & Rail- 1.0%

Kenan Advantage Group, Inc.(16)	Delayed Draw	Ba3	BB	1.50	01/23/2017	155,000	154,483
Kenan Advantage Group, Inc.	BTL	Ba3	BB	4.00	07/31/2022	1,125,000	1,121,250
Kenan Advantage Group, Inc.	BTL-B	Ba3	BB	4.00	07/31/2022	360,000	358,800
Neff Rental LLC	2nd Lien	Caa1	B-	7.25	06/09/2021	1,782,757	1,649,050

							3,283,583

Semiconductors & Semiconductor Equipment- 1.6%

Avago Technologies, Ltd.	BTL-B	Ba1	BBB-	3.75	05/06/2021	1,245,871	1,244,314
Freescale Semiconductor, Inc.	BTL-B4	B1	B	4.25	03/01/2020	2,979,596	2,974,474
Lattice Semiconductor Corp.	1st Lien	B2	B+	5.25	03/10/2021	844,129	793,481

							5,012,269

Software- 5.2%

Epicore Software Co.	1st Lien	B2	B	4.75	06/01/2022	2,054,850	2,041,274
Hyland Software, Inc.	BTL	B2	B	4.75	07/01/2022	2,086,913	2,079,087
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,596,542	3,585,303
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,678,362	2,734,442
Lawson Software, Inc.	BTL-B5	B1	B+	3.75	06/03/2020	948,076	918,110
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,077,370	2,076,722

M.A.FinanceCo LLC	BTL	B1	BB-	5.25	11/19/2021	624,853	624,072
SS& C Technologies, Inc.	BTL-B1	Ba3	BB	4.00	07/08/2022	2,397,280	2,399,848
SS& C Technologies, Inc.	BTL-B2	Ba3	BB	4.00	07/08/2022	379,024	379,430

							16,838,288

Specialty Retail- 4.8%

At Home Holding III, Inc.	BTL	B2	B-	5.00	06/03/2022	5,982,500	5,948,848
J Crew Operating Corp.	BTL-B1	B2	B-	4.00	03/05/2021	746,981	576,576
Michaels Stores, Inc.	BTL-B2	Ba2	BB-	3.75	01/28/2020	993,560	990,455
Party City Holdings, Inc.	BTL	B1	B	4.25	08/19/2022	2,660,271	2,654,730
PetSmart, Inc.	BTL-B	Ba3	BB-	4.25	03/11/2022	4,473,788	4,464,003
Serta Simmons Holdings LLC	BTL-B	B1	B+	4.25	10/01/2019	961,398	961,038

							15,595,650

Tech Hardware, Storage & Peripheral- 0.3%

CDW Corp.	BTL	Ba2	BB+	3.25	04/29/2020	871,392	864,252

Wireless Telecommunication Services- 1.1%

LTS Buyer LLC	BTL-B	B1	B	4.00	04/13/2020	1,176,990	1,153,450
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	271,975	267,555
Syniverse Technologies, Inc.	BTL-B	B1	B+	4.00	04/23/2019	2,203,761	2,005,423

							3,426,428

Total Loans (cost $315,280,907)							299,041,384

U.S. CORPORATE BONDS & NOTES- 4.8%
Communications Equipment- 0.2%

Alcatel-Lucent USA, Inc.*	Company Guar. Notes	B2	B+	6.75	11/15/2020	542,000	570,455

Diversified Financial Services- 0.7%

Argos Merger Sub, Inc.*	Senior Notes	B3	B-	7.13	03/15/2023	805,000	814,056
ZF NA Capital*	Company Guar. Notes	Ba2	BB	4.00	04/29/2020	1,406,000	1,336,579

							2,150,635

Diversified Telecommunication Services- 0.1%

Frontier Communications Corp.*	Company Guar. Notes	Ba3	BB-	8.88	09/15/2020	355,000	347,900

Health Care Equipment & Supplies- 0.2%

Hologic, Inc.*	Company Guar. Notes	B1	BB	5.25	07/15/2022	570,000	575,700

Health Care Providers & Services- 0.6%

CHS/Community Health Systems, Inc.	Company Guar. Notes	B3	B-	6.88	02/01/2022	620,000	633,150
MPH Acquisition Holdings LLC*	Company Guar. Notes	Caa1	CCC+	6.63	04/01/2022	285,000	285,000
Tenet Healthcare Corp.	Senior Notes	B3	CCC+	8.13	04/01/2022	1,035,000	1,100,102

							2,018,252

Industrial Power Producers & Energy Traders- 0.3%

Dynegy Finance, Inc.	Senior Sec. Notes	B3	B+	6.75	11/01/2019	1,020,000	1,022,550

Media- 0.7%

Cequel Communications Holdings I LLC*	Senior Notes	B3	B-	5.13	12/15/2021	975,000	858,609
LIN Television Corp.*	Senior Notes	B3	B+	5.88	11/15/2022	1,000,000	992,500
Tribune Media Co.*	Company Guar. Notes	B2	BB-	5.88	07/15/2022	500,000	485,000

							2,336,109

Oil, Gas & Consumable Fuels- 0.6%

EP Energy LLC	Company Guar. Notes	B1	B	9.38	05/01/2020	758,000	651,880
Noble Energy, Inc.	Company Guar. Notes	Baa2	BBB	5.88	06/01/2022	975,000	973,161
WPX Energy, Inc.	Senior Notes	Ba1	BB	5.25	09/15/2024	315,000	253,575

							1,878,616

Semiconductors & Semiconductor Equipment- 0.3%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	B1	B	6.00	01/15/2022	815,000	851,675

Software- 0.2%

Infor Software Parent LLC*	Company Guar. Notes	Caa2	CCC+	7.13	05/01/2021	895,000	787,600

Specialty Retail- 0.3%

Party City Holdings, Inc.*	Company Guar. Notes	B3	CCC+	6.13	08/15/2023	1,000,000	1,007,500

Tech Hardware, Storage & Peripheral- 0.3%

CDW LLC/CDW Finance Corp.	Company Guar. Notes	B1	B+	6.00	08/15/2022	1,000,000	1,045,250

Wireless Telecommunication Services- 0.3%

Sprint Corp.	Company Guar. Notes	Caa1	B+	7.25	09/15/2021	1,000,000	818,750

Total U.S. Corporate Bonds & Notes (cost $15,901,719)							15,410,992

FOREIGN CORPORATE BONDS & NOTES- 2.1%
Banks- 0.7%

Banco Bilbao Vizcaya Argentaria SA VRS(11)	Jr. Sub. Notes	NR	NR	9.00	05/09/2018	400,000	422,500
Royal Bank of Scotland Group PLC VRS(11)	Jr. Sub. Notes	B1	B	7.50	08/10/2020	995,000	992,821
Societe Generale SA VRS(11)	Jr. Sub. Notes	Ba2	BB+	8.25	11/29/2018	400,000	416,380

							1,831,701

Diversified Telecommunication Services- 0.1%

Altice Financing SA*	Senior Sec. Notes	B1	BB-	6.50	01/15/2022	500,000	482,755

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	Ba3	B+	8.63	11/01/2018	695,000	542,100

Oil, Gas & Consumable Fuels- 0.2%

Tullow Oil PLC*	Company Guar. Notes	B3	B+	6.00	11/01/2020	1,000,000	702,500

Paper & Forest Products- 0.3%

Tembec Industries, Inc.*	Senior Sec. Notes	B3	B-	9.00	12/15/2019	1,495,000	1,121,250

Pharmaceuticals- 0.6%

Endo International PLC*	Company Guar. Notes	B1	B	6.00	07/15/2023	560,000	553,000
Valeant Pharmaceuticals International, Inc.*	Senior Notes	B1	B	5.38	03/15/2020	1,500,000	1,457,813

							2,010,813

Total Foreign Corporate Bonds & Notes (cost $7,603,406)							6,691,119

COMMON STOCKS- 0.0%
Media- 0.0%

Berry Co. LLC†(5)(6)(12) (cost $668,529)						1,136	30,752

PREFERRED SECURITIES- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC 6.00%(5)(6)(12) (cost $0)						56	0

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

NextMedia Operating, Inc.†(5)(6)(12)						7,916	1,267
VSS-AHC Holdings LLC†(5)(6)(12)						12,608	10,212

Total Membership Interest (cost $285,132)							11,479

WARRANTS- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)†(5)(6)(12) (cost $0)						3	0

Total Long-Term Investment Securities (cost $339,739,693)							321,185,726

SHORT-TERM INVESTMENT SECURITIES- 1.3%
Registered Investment Companies - 1.3%
SSgA Money Market Fund, Class N 0.00%(13) (cost $4,091,366)						4,091,366	4,091,366

REPURCHASE AGREEMENTS- 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)						830,000	830,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)						1,150,000	1,150,000

BNP Paribas SA Joint Repurchase Agreement(14)						1,150,000	1,150,000
Deutsche Bank AG Joint Repurchase Agreement(14)						820,000	820,000
RBS Securities, Inc. Joint Repurchase Agreement(14)						1,290,000	1,290,000

Total Repurchase Agreements (cost $5,240,000)							5,240,000

TOTAL INVESTMENTS (cost $349,071,059)(15)						102.3%	330,517,092
Liabilities in excess of other assets						(2.3)	(7,362,585)

NET ASSETS- 100.0%						100.0%	$323,154,507

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
EUR	Euro Dollar
DIP	Debtor in Possession
NR	Security is not rated.
VRS— Variable Rate Security

The rates shown on VRS are the current interest rates as of September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $13,771,992, representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2015.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 64 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At September 30, 2015, the aggregate value of these securities was $42,231, representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Loan is in default of interest and did not pay principal at maturity.
(10)	Loan is in default of interest.
(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks Berry Co. LLC	04/24/2008	1,136	$668,529	$30,752	$27.07	0.00%
Preferred Securities Ancora Holdings LLC 6.00%	08/12/2013	56	0	0	0.00	0.00
Membership Interest NextMedia Operating, Inc.	06/16/2010	7,916	270,682	1,267	0.16	0.00
VSS-AHC Holdings LLC	06/01/2007	12,608	14,450	10,212	0.81	0.00
Warrants Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)	08/12/2013	3	0	0	0.00	0.00

				$42,231		0.00%

(13)	The rate shown is the 7-day yield as of September 30, 2015.
(14)	See Note 2 for details of the Joint Repurchase Agreement.
(15)	See Note 3 for cost of investments on a tax basis.
(16)	All or a portion of this holding is subject to unfunded loan commitments. See Note 4.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR 333,000	USD 374,470	10/31/2015	$2,221	$—

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Commercial Services & Supplies	$—	$17,746,274	$0	$17,746,274
Media	—	28,702,146	30,206	28,732,352
Other Industries	—	252,562,758	—	252,562,758
U.S. Corporate Bonds & Notes	—	15,410,992	—	15,410,992
Foreign Corporate Bonds & Notes	—	6,691,119	—	6,691,119
Common Stocks	—	—	30,752	30,752
Preferred Securities	—	—	0	0
Membership Interest	—	—	11,479	11,479
Warrants	—	—	0	0
Short-Term Investment Securities	4,091,366	—	—	4,091,366
Repurchase Agreements	—	5,240,000	—	5,240,000

Total Investments at Value	$4,091,366	$326,353,289	$72,437	$330,517,092

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$2,221	$—	$2,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2015 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures

(the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

The following tables represent the value of derivatives held as of September 30 2015, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30 2015, please refer to a schedule following the Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
	Forward Foreign Currency Contract(1)	Forward Foreign Currency Contract(1)
Senior Floating Rate Fund	$ 2,221	$ —

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

The following table represents the average monthly balances of derivatives held during the period ended September 30, 2015:

Average Amount Outstanding During the Year
Foreign Exchange Contracts(2)
Senior Floating Rate Fund	$371,321

(2)	Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of September 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$830,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,965,000, a repurchase price of $64,965,180, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	03/31/2020	$15,249,000	$15,295,967
U.S. Treasury Notes	1.88	08/31/2022	50,515,300	51,038,133

As of September 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$1,150,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	07/31/2019	$90,111,000	$91,889,791

As of September 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$1,150,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2015, bearing interest at a rate of 0.07% per annum, with a principal amount of $89,950,000, a repurchase price of $89,950,175, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	02/29/2020	$91,343,300	$91,871,264

As of September 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.28%	$820,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $64,215,000, a repurchase price of $64,215,178, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	04/30/2019	$63,988,000	$65,571,063

As of September 30, 2015, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.29%	$1,290,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2015, bearing interest at a rate of 0.09% per annum, with a principal amount of $100,190,000, a repurchase price of $100,190,250, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$98,711,000	$101,995,115

Note 3. Federal Income Taxes

As of September 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$349,071,059

Gross unrealized appreciation	$1,091,392
Gross unrealized depreciation	(19,645,359)

Net unrealized depreciation	$(18,553,967)

Note 4. Unfunded Loan Commitments

At September 30, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Kenan Advantage Group, Inc.	Delayed Draw	01/23/2017	$155,000	$154,483

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	November 25, 2015